Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Maturity Analysis of Operating Lease Payments

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Minimum lease payments
Amounts due for settlement within 12 months (shown under current liabilities)	22,355	17,818
Amounts due for settlement after 12 months and not later than 5 years	21,263	20,644

	43,618	38,462